EMPLOYEE SHARE OPTIONS	12 Months Ended
Dec. 31, 2011
EMPLOYEE SHARE OPTIONS
21.	EMPLOYEE SHARE OPTIONS

On July 31, 2006, the Company adopted a share incentive plan (the “2006 Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Group. Under the 2006 Plan, the Company may issue options to the 2006 Plan Participants to purchase not more than 12,509,570 ordinary shares. All options granted under the 2006 Plan would expire after eight years from the grant date and vest over 2 to 4 years. As of December 31, 2011, options to purchase 12,509,370 ordinary shares were granted with an exercise price US$0.3201 per share, and 2,245,320 share options were exercised. No options were granted in 2011 under the 2006 plan.

On January 8, 2008, the Company adopted a share incentive plan (the “2008 Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Group. Under the 2008 Plan, the Company may issue options to participants to purchase not more than 4,599,110 ordinary shares. All options granted under the 2008 Plan would expire after eight years from the grant date and vest over 2 to 4 years. As of December 31, 2011, options to purchase 4,313,860 ordinary shares were granted with an exercise price US$0.9485 per share and 1,064,388 share options were exercised; and options to purchase 315,050 ordinary shares were granted with an exercise price US$1.1856 per share and 50,994 share options were exercised. Options to purchase 30,000 and 55,512 ordinary shares were forfeited in 2010 and 2011 respectively. No options were granted in 2011 under the 2008 plan.

On April 22, 2009, the Company adopted a share incentive plan (the “2009 Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Group. Under the 2009 Plan, the Company may issue options to participants to purchase not more than 322,040 ordinary shares. All options granted under the 2009 Plan would expire after eight years from the grant date and vest over 4 years. As of December 31, 2011, options to purchase 16,000 ordinary shares were granted with an exercise price US$0.9485 per share and 6,000 share options were exercised; and options to purchase 306,040 ordinary shares were granted with an exercise price US$1.1856 per share and 213,540 share options were exercised. No options were granted in 2011 under the 2009 plan.

On July 16, 2010, the Board of Directors of the Company approved the 2010 Share Incentive Plan (the “2010 Plan”) to grant certain equity incentives to certain employees, directors, officers and so on, under which a total of 15,793,708 ordinary shares have been reserved for issuance. As of December 31, 2011, options to purchase 180,000 ordinary shares were granted and outstanding with an exercise price US$2.3333 per share, options to purchase 2,060,000 ordinary shares were granted and outstanding with an exercise price US$2.5733 per share, and options to purchase 3,522,000 ordinary shares were granted and outstanding with an exercise price US$2.1817 per share.

The following table summarizes employee share-based awards activity during the year ended December 31, 2011:

Share options granted to employees	Number of shares	Weighted- average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
		US$		US$
Outstanding, December 31, 2010	17,430,720	0.5060	4.97	44,954,273
Granted	5,761,600	2.3266
Exercised	(3,580,242)	0.5719
Forfeited	(55,512)	0.9485
Outstanding, December 31, 2011	19,556,566	1.0290	4.99	27,920,091
Vested and expected to vest as of December 31, 2011	19,556,566	1.0290	4.99	27,920,091
Exercisable as of December 31, 2011	11,941,647	0.4445	4.14	24,028,893

	Number of options	Total fair value
		US$
Vested during the year ended December 31, 2009	5,301,590	1,493,528
Vested during the year ended December 31, 2010	5,027,852	1,595,271
Vested during the year ended December 31, 2011	2,021,477	740,344

Total compensation cost related to non-vested awards not yet recognized as of December 31, 2011 was RMB23,575,000 (US$3,746,000), which is expected to be recognized over a weighted-average period of 2.9 years.

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2011.

The Company calculated the estimated grant-date fair value of the share options granted in 2009, 2010 and 2011 using a binomial-lattice model based on the following weighted-average assumptions:

	2009	2010	2011
Risk-free interest rate	2.74%	3.22%~3.39%	1.66%~3.58%
Dividend yield	—	—	—
Expected volatility range	29.49%	27.98%~29.25%	27.45%~28.00%
Sub-optimal early exercise factor	1.5-3 times	1.2-2.3 times	1.5 times

The volatility assumption was estimated based on the price volatility of ordinary shares of comparable companies in the same industry as the Company. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of the exercise behavior of the grantees. The risk-free interest rates are based on zero coupon U.S. risk-free rate for the terms consistent with the expected life of the award at the time of grant. Forfeitures were estimated based on historical experience. Prior to becoming a public company, the fair value of the ordinary shares at the option grant dates was determined with assistance from an independent valuation firm. The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2009, 2010 and 2011 were US$0.21, US$0.45 and US$0.67 per share, respectively.

Total compensation expense relating to share options recognized for the years ended December 31, 2009, 2010 and 2011 is included in the following captions in the consolidated statements of operations:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Cost of revenue	205	191	196	31
Selling expenses	414	455	478	76
General and administrative expenses	9,519	7,158	6,502	1,033
Research and development expenses	170	191	197	31

	10,308	7,995	7,373	1,171